UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity® Inflation-Protected
Bond Index Central Fund

Annual Report

September 30, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-ANN-1113
1.938133.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Life of fundA
Fidelity® Inflation-Protected Bond Index Central Fund	-3.88%	-0.91%

A From February 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending September 30, 2013, provided significant challenges for investors in nearly every part of the investment-grade bond universe. While fixed-income markets were volatile during the first seven months of the period, interest rates were not much different on April 30 than they had been at the end of September. However, conditions changed abruptly starting in late May, as bond investors reacted poorly to comments made by Ben Bernanke, the chairman of the U.S. Federal Reserve. Bernanke revealed the central bank's intent to eventually begin tapering its economic stimulus program known as quantitative easing (QE). In response, interest rates rose, causing bonds of all kinds to experience significant price declines. While conditions improved somewhat in the period's final month - a response to the Fed's decision to maintain QE for the time being - it was not enough to erase several months of steep drops. Against this backdrop, investment-grade bonds, as measured by the Barclays® U.S. Aggregate Bond Index, returned -1.68%. Among sectors that comprise the index, U.S. Treasuries - widely considered among the safest investments available, but also acutely vulnerable to tighter monetary policy - struggled the most, returning -2.09%. Investment-grade credit also lagged the market, returning -1.90%, while mortgage-backed and government-agency securities posted marks of -1.20% and -1.09%, respectively.

Comments from Alan Bembenek and Curtis Hollingsworth, Co-Portfolio Managers of Fidelity® Inflation-Protected Bond Index Central Fund: For the year, the fund returned -3.88%, performing in line with the -3.90% return of the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L). The fund's performance was driven by its TIPS holdings, which accounted for virtually all of its assets during the period. We kept the fund's duration - a measure of its interest rate sensitivity - and yield-curve positioning - how assets were allocated among TIPS with various maturities - neutral to the benchmark. Thus, security selection decisions had little impact on the fund's performance versus the index. After rising in price initially, 1-10 year TIPS came under severe pressure in the second half of the period, hurt by rising interest rates and falling inflation expectations. Much of the damage occurred in May and June, after Fed Chairman Bernanke signaled the central bank could soon reduce its purchases of government bonds. The specter of the potential tapering spooked investors, pushing bond yields higher and prices lower. Against this already challenging backdrop, TIPS also suffered from a lack of inflation worries, which further tempered demand for the asset class. TIPS rose in the final month of the period, when bond yields declined after the Fed's decision to delay its tapering of bond purchases until the economy strengthened.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Actual	.0022%	$ 1,000.00	$ 953.60	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	54.1	44.6
1 - 1.99%	30.6	35.3
2 - 2.99%	15.3	20.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2013
6 months ago
Years	5.5	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2013
6 months ago
Years	3.6	3.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.8%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 0.2%
* Inflation Protected Securities	99.8%	** Inflation Protected Securities	99.8%

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 19,217,307	$ 19,735,271
0.125% 4/15/17	21,625,218	22,317,050
0.125% 4/15/18	16,379,519	16,887,546
0.125% 1/15/22	19,128,385	18,907,969
0.125% 7/15/22	19,729,495	19,453,598
0.125% 1/15/23	19,821,032	19,297,638
0.375% 7/15/23	13,431,313	13,371,503
0.5% 4/15/15	10,937,350	11,182,587
0.625% 7/15/21	17,329,979	18,056,348
1.125% 1/15/21	16,326,206	17,590,850
1.25% 7/15/20	14,273,612	15,631,275
1.375% 7/15/18	7,244,776	7,960,763
1.375% 1/15/20	9,287,732	10,195,821
1.625% 1/15/15	11,108,018	11,488,123
1.625% 1/15/18	7,345,752	8,080,613
1.875% 7/15/15	9,756,355	10,307,053
1.875% 7/15/19	7,658,140	8,683,312
2% 1/15/16	9,561,298	10,231,335
2.125% 1/15/19	6,740,160	7,656,930
2.375% 1/15/17	8,114,032	9,005,942
2.5% 7/15/16	9,356,385	10,332,227
2.625% 7/15/17	6,956,276	7,900,264
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $301,258,932)	294,274,018
NET OTHER ASSETS (LIABILITIES) - 0.2%	476,009
NET ASSETS - 100%	$ 294,750,027
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $301,258,932)		$ 294,274,018
Cash		11,763
Receivable for investments sold		6,164,856
Receivable for fund shares sold		22,574
Interest receivable		565,177
Total assets		301,038,388

Liabilities
Payable for investments purchased	$ 6,057,185
Payable for fund shares redeemed	228,161
Other payables and accrued expenses	3,015
Total liabilities		6,288,361

Net Assets		$ 294,750,027
Net Assets consist of:
Paid in capital		$ 301,734,941
Net unrealized appreciation (depreciation) on investments		(6,984,914)
Net Assets, for 2,991,019 shares outstanding		$ 294,750,027
Net Asset Value, offering price and redemption price per share ($294,750,027 ÷ 2,991,019 shares)		$ 98.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 5,926,955

Expenses
Custodian fees and expenses	$ 19,530
Independent directors' compensation	2,440
Total expenses before reductions	21,970
Expense reductions	(2,572)	19,398
Net investment income (loss)		5,907,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,734,741)
Change in net unrealized appreciation (depreciation) on investment securities		(19,509,817)
Net gain (loss)		(35,244,558)
Net increase (decrease) in net assets resulting from operations		$ (29,337,001)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2013	For the period (commencement of operations) February 22, 2012 to September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,907,557	$ 3,356,216
Net realized gain (loss)	(15,734,741)	(531,952)
Change in net unrealized appreciation (depreciation)	(19,509,817)	12,524,903
Net increase (decrease) in net assets resulting from operations	(29,337,001)	15,349,167
Affiliated share transactions Proceeds from sales of shares	414,596,594	659,769,100
Cost of shares redeemed	(741,621,687)	(24,006,146)
Net increase (decrease) in net assets resulting from share transactions	(327,025,093)	635,762,954
Total increase (decrease) in net assets	(356,362,094)	651,112,121

Net Assets
Beginning of period	651,112,121	-
End of period	$ 294,750,027	$ 651,112,121
Other Affiliated Information Shares
Sold	4,009,710	6,587,801
Redeemed	(7,369,297)	(237,195)
Net increase (decrease)	(3,359,587)	6,350,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2013	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 102.53	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.964	.598
Net realized and unrealized gain (loss)	(4.944)	1.932
Total from investment operations	(3.980)	2.530
Net asset value, end of period	$ 98.55	$ 102.53
Total Return C	(3.88)%	2.53% B
Ratios to Average Net Assets G
Expenses before reductions E	-%	-% A
Expenses net of fee waivers, if any E	-%	-% A
Expenses net of all reductions E	-%	-% A
Net investment income (loss)	.95%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,750	$ 651,112
Portfolio turnover rate	95%	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,777
Gross unrealized depreciation	(7,955,006)
Net unrealized appreciation (depreciation) on securities and other investments	$ (7,841,229)

Tax Cost	$ 302,115,247

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,440.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $132.

Annual Report

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Inflation-Protected Bond Index Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2013 and for the period from February 22, 2012 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Index Central Fund as of September 30, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended September 30, 2013 and for the period from February 22, 2012 (commencement of operations) to September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2013

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with Directors of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FIMM and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Tactical Income
Central Fund

(To be renamed Fidelity Investment
Grade Bond Central Fund effective
November 29, 2013)

Annual Report

September 30, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1113
1.822351.108

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity® Tactical Income Central Fund	-1.18%	6.88%	4.79%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending September 30, 2013, provided significant challenges for investors in nearly every part of the investment-grade bond universe. While fixed-income markets were volatile during the first seven months of the period, interest rates were not much different on April 30 than they had been at the end of September. However, conditions changed abruptly starting in late May, as bond investors reacted poorly to comments made by Ben Bernanke, the chairman of the U.S. Federal Reserve. Bernanke revealed the central bank's intent to eventually begin tapering its economic stimulus program known as quantitative easing (QE). In response, interest rates rose, causing bonds of all kinds to experience significant price declines. While conditions improved somewhat in the period's final month - a response to the Fed's decision to maintain QE for the time being - it was not enough to erase several months of steep drops. Against this backdrop, investment-grade bonds, as measured by the Barclays® U.S. Aggregate Bond Index, returned -1.68%. Among sectors that comprise the index, U.S. Treasuries - widely considered among the safest investments available, but also acutely vulnerable to tighter monetary policy - struggled the most, returning -2.09%. Investment-grade credit also lagged the market, returning -1.90%, while mortgage-backed and government-agency securities posted marks of -1.20% and -1.09%, respectively.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund: For the year, the fund returned -1.18%, outpacing the Barclays® U.S. Aggregate Bond Index. In absolute terms, by far the biggest drag on performance was the fund's exposure to Treasury debt, which was held back by rising rates. Meanwhile, relative to the benchmark, the fund benefited from its positioning in corporate bonds, asset-backed securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations. Conversely, the fund's yield-curve positioning detracted. Notable changes to the portfolio were a reduction of its exposure to the Treasury sector and the liquidation of the fund's out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), which I thought had become overvalued in light of benign inflation trends. Meanwhile, I saw good potential among certain corporate bonds, and also periodically added to CMBS. Of final note, the fund's cash weighting increased, reflecting my desire to have investment capital ready to quickly take advantage of bond market opportunities as they emerged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Actual	.0017%	$ 1,000.00	$ 982.70	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 53.8%	U.S. Government and U.S. Government Agency Obligations 62.9%
AAA 1.9%	AAA 1.6%
AA 4.4%	AA 4.7%
A 9.9%	A 9.3%
BBB 22.2%	BBB 19.0%
BB and Below 2.0%	BB and Below 2.2%
Not Rated 0.0%†	Not Rated 0.0%†
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of September 30, 2013
6 months ago
Years	5.4	4.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	Corporate Bonds 28.7%		Corporate Bonds 25.2%
	U.S. Government and U.S. Government Agency Obligations 53.8%		U.S. Government and U.S. Government Agency Obligations 62.9%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.3%
	CMOs and Other Mortgage Related Securities 9.2%		CMOs and Other Mortgage Related Securities 9.8%
	Municipal Bonds 1.5%		Municipal Bonds 1.4%
	Other Investments 0.8%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	5.7%	** Foreign investments	3.2%
* Futures and Swaps	(0.6)%	** Futures and Swaps	(0.7)%

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 636,000	$ 634,126
4.25% 6/15/23 (d)	4,475,000	4,446,042
5.75% 6/15/43 (d)	3,220,000	3,311,554
		8,391,722
Media - 2.1%
Comcast Corp.:
4.65% 7/15/42	15,239,000	14,489,104
5.15% 3/1/20	5,729,000	6,488,156
6.5% 1/15/17	4,401,000	5,110,256
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	1,968,670
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	5,981,811
Discovery Communications LLC:
3.25% 4/1/23	821,000	772,641
4.875% 4/1/43	1,924,000	1,775,025
NBC Universal, Inc.:
5.15% 4/30/20	4,048,000	4,591,699
6.4% 4/30/40	5,208,000	6,159,038
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	4,622,270
News America, Inc. 6.15% 2/15/41	23,529,000	25,916,558
Time Warner Cable, Inc.:
4% 9/1/21	14,643,000	13,666,429
4.5% 9/15/42	12,704,000	9,287,437
5.5% 9/1/41	7,196,000	5,899,885
5.85% 5/1/17	2,001,000	2,176,406
5.875% 11/15/40	3,014,000	2,564,830
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,676,405
6.2% 3/15/40	7,609,000	8,287,167
Viacom, Inc.:
2.5% 9/1/18	908,000	906,534
4.25% 9/1/23	15,137,000	15,061,345
4.375% 3/15/43	4,013,000	3,247,127
		143,648,793
TOTAL CONSUMER DISCRETIONARY		152,040,515
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Beam, Inc.:
1.75% 6/15/18	$ 3,062,000	$ 2,996,087
1.875% 5/15/17	1,144,000	1,149,593
3.25% 6/15/23	2,003,000	1,931,323
Fortune Brands, Inc. 5.375% 1/15/16	344,000	374,893
Heineken NV:
1.4% 10/1/17 (d)	3,047,000	2,996,203
2.75% 4/1/23 (d)	3,184,000	2,909,622
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,139,277
		16,496,998
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,515,000	2,524,107
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,036,416
3.2% 1/25/23	2,398,000	2,244,339
4.65% 1/25/43	2,020,000	1,833,136
Kraft Foods, Inc.:
5.375% 2/10/20	9,205,000	10,397,103
6.125% 2/1/18	3,784,000	4,376,041
6.5% 8/11/17	3,770,000	4,384,989
		25,272,024
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,771,269
4.25% 8/9/42	6,123,000	5,096,730
4.5% 5/2/43	4,675,000	4,042,622
9.25% 8/6/19	1,502,000	1,984,004
9.7% 11/10/18	1,582,000	2,091,875
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,356,346
4.75% 11/1/42	13,658,000	11,907,236
6.15% 9/15/43	2,807,000	2,936,338
6.75% 6/15/17	6,895,000	7,967,807
7.25% 6/15/37	9,291,000	10,744,874
		58,899,101
TOTAL CONSUMER STAPLES		103,192,230
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	$ 5,140,000	$ 5,187,021
5.35% 3/15/20 (d)	4,099,000	4,391,095
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,815,845
5% 10/1/21	3,309,000	3,513,668
FMC Technologies, Inc.:
2% 10/1/17	759,000	750,794
3.45% 10/1/22	1,376,000	1,320,123
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,642,503
		23,621,049
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	16,085,000	18,701,676
Chevron Corp.:
2.427% 6/24/20	3,115,000	3,079,604
3.191% 6/24/23	7,857,000	7,720,587
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,713,823
3.875% 3/15/23	6,298,000	5,733,069
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	802,111
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,017,806
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,935,541
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,938,874
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	2,798,915
Petro-Canada 6.05% 5/15/18	1,960,000	2,285,295
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	41,117,306
5.625% 5/20/43	20,715,000	17,348,605
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,609,814
5.375% 1/27/21	10,882,000	10,931,894
5.75% 1/20/20	7,357,000	7,644,394
Petroleos Mexicanos:
3.5% 1/30/23	6,563,000	5,983,159
4.875% 1/24/22	5,000,000	5,107,500
5.5% 6/27/44	55,941,000	50,906,310
6.5% 6/2/41	22,489,000	23,613,450
Phillips 66 Co.:
4.3% 4/1/22	4,867,000	4,963,610
5.875% 5/1/42	4,167,000	4,376,446
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 2,271,000	$ 2,244,027
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,466,535
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,146,430
2.95% 9/25/18	1,225,000	1,245,456
4.6% 6/15/21	1,165,000	1,202,928
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,117,543
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,734,987
5.375% 6/1/21	6,459,000	6,909,948
Williams Partners LP 4.125% 11/15/20	1,086,000	1,099,551
		261,497,194
TOTAL ENERGY		285,118,243
FINANCIALS - 12.7%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	10,067,000	10,150,073
3.625% 1/22/23	12,000,000	11,479,956
5.25% 7/27/21	5,219,000	5,634,088
5.75% 1/24/22	5,977,000	6,628,768
5.95% 1/18/18	4,700,000	5,313,895
6.75% 10/1/37	23,759,000	24,792,849
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,691,266
7.125% 5/15/15	8,210,000	8,886,701
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,368,000	2,438,581
Morgan Stanley:
2.125% 4/25/18	8,669,000	8,450,992
3.75% 2/25/23	26,993,000	26,033,237
4.875% 11/1/22	10,740,000	10,749,902
5.75% 1/25/21	10,136,000	11,255,754
6.625% 4/1/18	7,000,000	8,128,267
7.3% 5/13/19	3,747,000	4,484,481
		147,118,810
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	3,196,000	3,522,861
Credit Suisse 6% 2/15/18	9,198,000	10,357,316
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
4.2% 8/8/23	$ 4,917,000	$ 4,904,294
7% 4/15/20	5,075,000	5,980,405
8.7% 11/18/19	1,160,000	1,467,574
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,291,234
8.25% 3/1/38	1,976,000	2,556,211
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	2,885,000	2,870,575
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,465,380
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,435,259
KeyBank NA 6.95% 2/1/28	850,000	1,023,712
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,606,203
Regions Bank:
6.45% 6/26/37	7,667,000	8,020,142
7.5% 5/15/18	15,051,000	17,701,707
Regions Financial Corp.:
2% 5/15/18	6,384,000	6,197,996
5.75% 6/15/15	877,000	939,714
7.75% 11/10/14	4,089,000	4,391,377
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	12,534,000	12,649,601
6.125% 12/15/22	11,163,000	11,250,105
SunTrust Bank 2.75% 5/1/23	8,096,000	7,362,656
		114,994,322
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,832,221
5.2% 4/27/22	3,503,000	3,692,982
Ford Motor Credit Co. LLC 1.7% 5/9/16	7,918,000	7,918,784
General Electric Capital Corp. 1% 12/11/15	4,728,000	4,734,047
HSBC U.S.A., Inc. 1.625% 1/16/18	5,136,000	5,035,468
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,925,223
1.875% 8/9/16 (d)	1,801,000	1,808,924
2.125% 10/2/17 (d)	2,125,000	2,120,166
2.875% 8/9/18 (d)	3,195,000	3,222,407
		34,290,222
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.:
3.3% 1/11/23	$ 21,902,000	$ 20,525,700
3.875% 3/22/17	2,890,000	3,074,264
4.1% 7/24/23	6,733,000	6,694,077
5.65% 5/1/18	3,780,000	4,266,671
5.7% 1/24/22	20,000,000	22,349,380
5.75% 12/1/17	11,300,000	12,749,666
6.5% 8/1/16	5,000,000	5,667,765
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	10,846,730
Citigroup, Inc.:
3.375% 3/1/23	7,000,000	6,663,860
3.953% 6/15/16	5,120,000	5,451,602
4.05% 7/30/22	2,408,000	2,339,618
5.5% 9/13/25	9,018,000	9,278,999
6.125% 5/15/18	3,790,000	4,384,556
6.675% 9/13/43	3,716,000	4,001,210
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	13,050,674
3.2% 1/25/23	27,834,000	26,050,425
3.25% 9/23/22	27,599,000	26,047,577
4.35% 8/15/21	5,816,000	6,026,807
4.5% 1/24/22	15,434,000	16,105,317
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	5,784,435
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,219,384
5.15% 3/15/20	1,651,000	1,800,889
		214,379,606
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,591,000	3,934,425
4.875% 6/1/22	1,912,000	2,051,913
5.6% 10/18/16	5,848,000	6,534,941
Aon Corp.:
3.125% 5/27/16	4,779,000	5,002,117
5% 9/30/20	1,574,000	1,731,414
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,924,016
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	11,674,590
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	6,876,966
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	$ 5,457,000	$ 5,790,892
6.5% 3/15/35 (d)	4,626,000	4,977,053
6.7% 8/15/16 (d)	7,190,000	8,144,818
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,198,110
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,856,000	2,962,517
MetLife, Inc.:
1.756% 12/15/17 (c)	2,548,000	2,529,667
3.048% 12/15/22	5,220,000	4,978,591
4.368% 9/15/23 (g)	5,966,000	6,239,637
6.75% 6/1/16	3,550,000	4,068,879
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,307,329
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,400,000	2,755,702
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	5,563,375
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	6,687,737
6% 2/10/20 (d)	363,000	406,336
Prudential Financial, Inc.:
2.3% 8/15/18	996,000	1,004,940
4.5% 11/16/21	2,796,000	2,985,555
4.75% 9/17/15	6,617,000	7,100,233
5.8% 11/16/41	3,660,000	3,992,167
6.2% 11/15/40	1,815,000	2,082,117
7.375% 6/15/19	1,370,000	1,696,811
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,807,050
Unum Group:
5.625% 9/15/20	3,364,000	3,711,683
5.75% 8/15/42	7,824,000	8,078,382
		139,799,963
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,553,304
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,524,868
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,177,350
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,074,345
Camden Property Trust 2.95% 12/15/22	2,214,000	2,026,527
DDR Corp. 4.625% 7/15/22	3,879,000	3,951,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.75% 4/15/18	$ 4,014,000	$ 4,333,534
7.5% 4/1/17	2,084,000	2,434,804
9.625% 3/15/16	5,150,000	6,109,368
Duke Realty LP:
3.625% 4/15/23	6,884,000	6,404,984
3.875% 10/15/22	4,992,000	4,751,091
4.375% 6/15/22	13,137,000	12,993,518
5.4% 8/15/14	5,368,000	5,565,016
5.5% 3/1/16	3,680,000	3,992,899
5.95% 2/15/17	1,473,000	1,643,344
6.5% 1/15/18	4,735,000	5,448,697
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,076,528
5.375% 10/15/15	606,000	653,730
6% 9/15/17	3,170,000	3,541,147
6.25% 1/15/17	2,488,000	2,776,504
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,273,745
6.2% 1/15/17	1,240,000	1,404,883
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,355,595
4.7% 9/15/17	946,000	1,029,578
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,848,035
6.65% 1/15/18	2,850,000	3,098,454
UDR, Inc. 5.5% 4/1/14	5,815,000	5,941,343
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,657,466
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,055,582
		105,697,272
Real Estate Management & Development - 1.8%
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,033,347
4.25% 7/15/22	2,470,000	2,397,229
6.125% 4/15/20	1,499,000	1,666,716
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,578,264
4.95% 4/15/18	3,252,000	3,492,511
5.7% 5/1/17	2,297,000	2,532,539
7.5% 5/15/15	708,000	775,814
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust 5.5% 10/1/15	$ 16,890,000	$ 18,222,773
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,164,008
ERP Operating LP:
4.625% 12/15/21	7,286,000	7,694,125
4.75% 7/15/20	3,181,000	3,438,763
5.75% 6/15/17	1,306,000	1,470,120
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,805,018
4.125% 6/15/22	2,690,000	2,669,734
4.75% 10/1/20	4,767,000	5,025,190
5.5% 12/15/16	3,166,000	3,505,041
6.625% 10/1/17	3,452,000	3,969,589
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,077,671
3.15% 5/15/23	10,776,000	9,493,818
4.5% 4/18/22	11,607,000	11,484,117
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,013,350
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	625,000	658,625
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,346,961
Regency Centers LP 5.25% 8/1/15	1,981,000	2,116,976
Simon Property Group LP:
2.75% 2/1/23	3,797,000	3,485,718
4.125% 12/1/21	3,187,000	3,316,485
5.1% 6/15/15	2,362,000	2,534,766
Tanger Properties LP 6.125% 6/1/20	4,142,000	4,806,348
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,714,000	3,639,891
4% 4/30/19	2,187,000	2,294,500
		122,710,007
TOTAL FINANCIALS		878,990,202
HEALTH CARE - 1.2%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	9,857,607
5.375% 5/15/43	7,267,000	7,236,755
5.65% 6/15/42	4,502,000	4,668,371
		21,762,733
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	$ 726,000	$ 712,998
2.75% 11/15/22	2,930,000	2,705,067
4.125% 11/15/42	1,635,000	1,425,118
Express Scripts Holding Co.:
3.5% 11/15/16	7,371,000	7,802,926
4.75% 11/15/21	5,254,000	5,625,458
Express Scripts, Inc. 3.125% 5/15/16	4,462,000	4,671,277
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,169,429
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,711,000	1,649,185
2.75% 2/15/23	977,000	910,570
2.875% 3/15/23	7,384,000	6,951,615
3.95% 10/15/42	1,338,000	1,147,200
WellPoint, Inc.:
3.3% 1/15/23	6,513,000	6,141,850
4.65% 1/15/43	2,059,000	1,888,669
		44,801,362
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	5,901,000	5,853,674
2.9% 11/6/22	6,053,000	5,663,253
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,985,814
Zoetis, Inc.:
1.875% 2/1/18 (d)	898,000	889,131
3.25% 2/1/23 (d)	2,189,000	2,084,863
4.7% 2/1/43 (d)	2,196,000	2,046,253
		18,522,988
TOTAL HEALTH CARE		85,087,083
INDUSTRIALS - 0.3%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	670,431	729,094
6.648% 3/15/19	1,289,894	1,357,613
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,128,141	$ 1,178,908
8.36% 1/20/19	5,792,659	6,227,108
		9,492,723
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,629,000	4,248,936
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,072,940
TOTAL INDUSTRIALS		16,814,599
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,785,502
6.55% 10/1/17	2,336,000	2,694,029
		7,479,531
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,130,327
TOTAL INFORMATION TECHNOLOGY		10,609,858
MATERIALS - 1.1%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,851,332
4.25% 11/15/20	2,576,000	2,691,443
4.375% 11/15/42	2,171,000	1,876,651
		9,419,426
Metals & Mining - 1.0%
Barrick Gold Corp.:
3.85% 4/1/22	2,824,000	2,498,480
4.1% 5/1/23	40,980,000	36,101,987
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,096,000	4,996,409
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.5% 8/13/23 (d)	$ 9,000,000	$ 9,076,833
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (d)	13,597,000	12,541,098
		65,214,807
TOTAL MATERIALS		74,634,233
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
4.35% 6/15/45	32,062,000	26,461,474
5.35% 9/1/40	3,622,000	3,514,854
5.55% 8/15/41	3,623,000	3,595,860
6.3% 1/15/38	4,683,000	5,060,604
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	306,685
CenturyLink, Inc.:
5.15% 6/15/17	445,000	466,138
6% 4/1/17	1,112,000	1,195,400
6.15% 9/15/19	3,031,000	3,144,663
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,484,390
7.995% 6/1/36	9,949,000	10,127,754
Verizon Communications, Inc.:
3.85% 11/1/42	11,748,000	9,275,387
6.1% 4/15/18	16,292,000	18,840,183
6.4% 9/15/33	6,785,000	7,533,983
6.55% 9/15/43	67,938,000	76,687,327
		170,694,702
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	7,088,000	7,208,702
3.125% 7/16/22	4,003,000	3,686,107
		10,894,809
TOTAL TELECOMMUNICATION SERVICES		181,589,511
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,408,000	$ 2,366,086
2.95% 12/15/22	2,280,000	2,100,183
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,395,632
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	3,998,472
6.4% 9/15/20 (d)	9,269,000	10,690,874
Edison International 3.75% 9/15/17	2,719,000	2,879,198
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,643,961
4.25% 3/15/23	28,183,000	25,784,796
7.375% 11/15/31	7,605,000	7,681,605
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,369,957
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,175,795
3.75% 11/15/20	612,000	619,936
Northeast Utilities:
1.45% 5/1/18	1,535,000	1,495,950
2.8% 5/1/23	6,971,000	6,441,190
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,360,269
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,972,121
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,102,664
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,585,802
6% 12/1/39	2,651,000	2,955,048
		107,619,539
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,109,670
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,653,342
		4,763,012
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,256,459
6.5% 5/1/18	3,143,000	3,554,896
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,313,372
		7,124,727
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5481% 9/30/66 (g)	$ 18,224,000	$ 16,978,791
7.5% 6/30/66 (g)	5,100,000	5,457,000
National Grid PLC 6.3% 8/1/16	6,883,000	7,815,571
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,226,874
5.25% 2/15/43	5,536,000	5,318,834
5.4% 7/15/14	1,450,000	1,501,839
5.45% 9/15/20	6,486,000	7,144,835
5.8% 2/1/42	2,772,000	2,872,252
5.95% 6/15/41	5,116,000	5,421,251
6.4% 3/15/18	4,379,000	5,068,986
Sempra Energy:
2.3% 4/1/17	5,425,000	5,530,391
2.875% 10/1/22	2,426,000	2,254,312
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	3,927,000
		71,517,936
TOTAL UTILITIES		191,025,214
TOTAL NONCONVERTIBLE BONDS (Cost $1,951,823,531)		1,979,101,688
U.S. Treasury Obligations - 29.3%

U.S. Treasury Bonds 3.625% 8/15/43	316,915,000	313,201,073
U.S. Treasury Notes:
0.375% 8/31/15	407,690,000	408,199,613
0.375% 1/15/16	837,581,000	837,057,509
0.5% 6/15/16	168,294,000	168,162,562
0.5% 7/31/17 (f)	59,260,000	58,158,120
0.625% 5/31/17	139,400,000	137,864,370
2.5% 8/15/23	104,710,000	103,695,570
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,014,122,811)		2,026,338,817
U.S. Government Agency - Mortgage Securities - 25.4%
	Principal Amount	Value
Fannie Mae - 15.5%
1.803% 9/1/33 (g)	$ 641,059	$ 658,826
1.813% 5/1/34 (g)	1,424,776	1,469,176
2.005% 12/1/34 (g)	111,592	116,036
2.006% 3/1/35 (g)	100,837	105,071
2.242% 5/1/33 (g)	22,624	23,771
2.303% 6/1/36 (g)	157,443	167,452
2.332% 3/1/35 (g)	58,494	61,885
2.416% 7/1/35 (g)	684,152	716,713
2.448% 8/1/36 (g)	2,086,532	2,220,654
2.5% 5/1/28 to 8/1/43	59,682,252	59,246,972
2.529% 10/1/33 (g)	90,700	96,173
2.558% 11/1/36 (g)	1,458,630	1,555,931
2.612% 5/1/35 (g)	245,508	262,204
2.631% 3/1/36 (g)	397,054	418,468
2.638% 7/1/35 (g)	171,098	181,898
2.643% 7/1/37 (g)	220,564	232,766
2.669% 5/1/36 (g)	423,083	452,831
2.885% 3/1/36 (g)	658,713	705,029
3% 4/1/27 to 9/1/43	165,394,539	162,449,709
3% 10/1/28 (e)	18,000,000	18,635,625
3% 10/1/43 (e)	14,700,000	14,370,398
3% 10/1/43 (e)	6,900,000	6,745,289
3% 10/1/43 (e)	6,900,000	6,745,289
3% 10/1/43 (e)	14,700,000	14,370,398
3.5% 1/1/26 to 7/1/43	246,821,943	249,963,620
3.5% 10/1/28 (e)	12,500,000	13,195,313
3.5% 10/1/28 (e)	6,200,000	6,544,875
3.5% 10/1/28 (e)	3,100,000	3,272,438
3.5% 10/1/43 (e)	7,800,000	7,946,250
4% 4/1/25 to 6/1/43	134,393,850	141,013,398
4% 10/1/28 (e)	3,000,000	3,188,203
4% 10/1/43 (e)	21,400,000	22,447,613
4% 10/1/43 (e)	6,300,000	6,608,410
4% 10/1/43 (e)	14,700,000	15,419,622
4% 10/1/43 (e)	6,900,000	7,237,782
4.5% 12/1/29 to 11/1/41	82,249,103	88,147,913
4.5% 10/1/43 (e)	32,400,000	34,609,583
5% 6/1/20 to 6/1/40	24,137,738	26,136,783
5% 10/1/43 (e)	27,700,000	30,043,467
5.5% 10/1/17 to 3/1/39	48,058,469	52,452,226
5.5% 10/1/43 (e)	8,800,000	9,596,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 5/1/15 to 1/1/42	$ 52,429,339	$ 57,720,550
6.5% 11/1/13 to 11/1/16	95,024	99,644
7% 9/1/14 to 6/1/32	2,261,635	2,585,099
7.5% 2/1/22 to 11/1/31	1,504,766	1,772,185
8% 6/1/29	695	845
TOTAL FANNIE MAE		1,072,010,781
Freddie Mac - 5.3%
2.141% 4/1/35 (g)	1,158,843	1,216,565
2.459% 1/1/35 (g)	88,080	93,298
2.5% 8/1/28	10,440,686	10,509,611
2.55% 5/1/35 (g)	951,568	1,001,534
3% 8/1/42 to 3/1/43	35,659,156	34,765,500
3.124% 10/1/35 (g)	206,574	220,601
3.5% 1/1/26 to 7/1/43	178,496,625	180,412,631
4% 6/1/24 to 4/1/42	54,703,020	57,590,019
4.5% 7/1/25 to 10/1/41	44,685,662	47,766,253
5% 4/1/38 to 1/1/41	17,931,227	19,404,594
5.5% 8/1/23 to 10/1/39	1,143,809	1,240,272
6% 7/1/37 to 8/1/37	2,025,656	2,216,234
6.5% 9/1/39	4,022,370	4,462,812
7.5% 11/1/16 to 6/1/32	724,196	852,591
8% 7/1/25 to 10/1/27	27,707	33,214
8.5% 2/1/19 to 5/1/22	2,260	2,641
12% 11/1/19	545	560
TOTAL FREDDIE MAC		361,788,930
Ginnie Mae - 4.6%
3% 6/20/42 to 2/20/43	22,390,044	22,177,679
3.5% 1/15/41 to 7/15/43	52,950,020	54,597,065
3.5% 5/15/43	400,000	411,703
3.5% 10/1/43 (e)	17,400,000	17,941,030
3.5% 10/1/43 (e)	3,600,000	3,711,937
4% 1/15/25 to 8/15/43	49,748,875	52,737,869
4% 10/1/43 (e)	7,800,000	8,249,718
4% 10/1/43 (e)	18,600,000	19,672,405
4.5% 5/15/39 to 4/15/41	53,295,642	57,560,686
5% 3/15/39 to 9/15/41	54,531,450	59,796,128
5.5% 11/20/33 to 12/15/38	10,198,521	11,244,613
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6% 9/20/38	$ 3,725,718	$ 4,098,477
7% 6/15/24 to 9/15/32	3,380,315	4,000,819
7.5% 3/15/22 to 8/15/28	898,056	1,051,020
8% 4/15/24 to 12/15/25	74,260	88,224
8.5% 8/15/29 to 11/15/31	110,408	136,481
TOTAL GINNIE MAE		317,475,854
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,749,483,937)		1,751,275,565
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6489% 4/25/35 (g)	431,966	382,087
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8539% 4/25/35 (g)	7,878	7,855
Airspeed Ltd. Series 2007-1A Class C1, 2.6823% 6/15/32 (d)(g)	4,253,366	2,339,351
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2289% 12/25/33 (g)	40,766	36,521
Series 2004-R2 Class M3, 1.0039% 4/25/34 (g)	59,279	37,988
Series 2005-R2 Class M1, 0.6289% 4/25/35 (g)	942,987	928,587
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9589% 3/25/34 (g)	31,145	29,147
Series 2006-W4 Class A2C, 0.3389% 5/25/36 (g)	807,762	260,646
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3189% 12/25/36 (g)	1,172,000	661,044
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4341% 3/25/32 (MGIC Investment Corp. Insured) (g)	16,339	8,479
Series 2004-3 Class M4, 1.6339% 4/25/34 (g)	59,831	45,165
Series 2004-4 Class M2, 0.9739% 6/25/34 (g)	338,687	311,994
Fannie Mae Series 2004-T5 Class AB3, 0.9802% 5/28/35 (g)	25,289	23,048
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3539% 8/25/34 (g)	189,000	145,064
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0039% 3/25/34 (g)	7,723	6,378
Fremont Home Loan Trust Series 2005-A Class M4, 1.1989% 1/25/35 (g)	236,000	93,646
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(g)	$ 1,531,000	$ 1,198,008
GE Business Loan Trust Series 2003-1 Class A, 0.6123% 4/15/31 (d)(g)	48,926	45,886
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7289% 9/25/46 (d)(g)	801,315	798,310
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4989% 8/25/33 (g)	742,417	708,008
Series 2003-3 Class M1, 1.4689% 8/25/33 (g)	365,307	334,840
Series 2003-5 Class A2, 0.8789% 12/25/33 (g)	21,396	19,232
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3689% 1/25/37 (g)	805,000	372,939
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3089% 11/25/36 (g)	808,000	788,611
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5776% 12/27/29 (g)	226,474	221,785
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3039% 7/25/33 (g)	3,088,175	2,832,352
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1539% 7/25/34 (g)	48,532	41,891
Series 2006-FM1 Class A2B, 0.2889% 4/25/37 (g)	403,425	388,293
Series 2006-OPT1 Class A1A, 0.6989% 6/25/35 (g)	774,418	716,921
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8589% 8/25/34 (g)	37,283	36,186
Series 2005-NC1 Class M1, 0.6189% 1/25/35 (g)	260,000	239,985
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6889% 9/25/35 (g)	928,000	777,609
Ocala Funding LLC:
Series 2005-1A Class A, 1.68% 3/20/10 (b)(d)(g)	347,000	0
Series 2006-1A Class A, 1.58% 3/20/11 (b)(d)(g)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4289% 9/25/34 (g)	346,000	283,197
Class M4, 1.6289% 9/25/34 (g)	444,000	133,017
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9789% 4/25/33 (g)	3,323	3,088
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (g)	706,132	545,102
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9039% 9/25/34 (g)	34,749	24,072
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0389% 9/25/34 (g)	18,730	17,715
TOTAL ASSET-BACKED SECURITIES (Cost $18,683,888)		15,844,047
Collateralized Mortgage Obligations - 4.3%
	Principal Amount	Value
Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.36% 12/20/54 (g)	$ 1,954,000	$ 1,819,663
Class M1, 0.52% 12/20/54 (g)	515,000	471,225
Series 2007-1:
Class 1M1, 0.48% 12/20/54 (g)	785,000	718,275
Class 2M1, 0.68% 12/20/54 (g)	4,428,000	4,051,620
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1662% 1/20/44 (g)	2,564,032	2,497,585
Class 1C, 2.7162% 1/20/44 (g)	279,947	275,631
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3889% 5/25/47 (g)	376,647	283,766
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3489% 2/25/37 (g)	579,702	505,582
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4689% 7/25/35 (g)	2,464,022	2,391,658
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5319% 7/10/35 (d)(g)	227,786	209,243
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6289% 6/25/33 (d)(g)	9,700	9,613
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	19,130	18,123
TOTAL PRIVATE SPONSOR		13,251,984
U.S. Government Agency - 4.1%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5789% 6/25/37 (g)	12,106,601	12,107,016
Series 2007-85 Class FL, 0.7189% 9/25/37 (g)	4,443,474	4,467,918
Series 2007-89 Class FT, 0.7489% 9/25/37 (g)	3,611,490	3,642,677
Series 2012-110 Class JF, 0.6289% 10/25/42 (g)	7,369,878	7,351,003
Series 2012-122 Class LF, 0.5789% 11/25/42 (g)	37,473,955	37,268,485
Series 2012-93 Class FE, 0.5789% 9/25/42 (g)	19,369,745	19,339,972
Series 2013-44 Class FA, 0.4341% 5/25/43 (g)	19,568,154	19,523,167
floater planned amortization class:
Series 2012-111 Class NF, 0.5289% 5/25/42 (g)	4,456,465	4,457,649
Series 2012-113 Class PF, 0.5289% 10/25/40 (g)	11,739,561	11,755,641
Series 2012-128:
Class VF, 0.4289% 6/25/42 (g)	21,430,592	21,374,037
Class YF, 0.4789% 6/25/42 (g)	19,900,188	19,869,123
floater sequential payer:
Series 2012-101 Class FB, 0.6289% 5/25/39 (g)	16,951,249	17,018,933
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater sequential payer:
Series 2012-111 Class JF 0.5789% 7/25/40 (g)	$ 5,351,400	$ 5,348,086
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,375,317	2,588,494
Series 1999-57 Class PH, 6.5% 12/25/29	2,161,189	2,419,050
Freddie Mac:
floater:
Series 3349 Class FE, 0.6723% 7/15/37 (g)	4,506,113	4,532,640
Series 3376 Class FA, 0.7823% 10/15/37 (g)	4,452,588	4,488,618
Series 4087 Class FB, 0.6523% 7/15/42 (g)	39,905,709	39,885,883
floater planned amortization class Series 4094 Class BF, 0.5823% 8/15/32 (g)	6,597,672	6,620,245
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6623% 10/16/40 (g)	6,546,214	6,556,454
Series 2012-48 Class FA, 0.5323% 4/16/42 (g)	11,120,239	11,116,849
Series 2012-75 Class FA, 0.63% 6/20/42 (g)	10,724,203	10,789,676
Series 2012-93 Class NF, 0.58% 7/20/42 (g)	6,697,442	6,697,111
floater sequential payer Series 2010-113 Class JF, 0.58% 3/20/38 (g)	5,473,742	5,497,069
TOTAL U.S. GOVERNMENT AGENCY		284,715,796
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $298,770,545)		297,967,780
Commercial Mortgage Securities - 9.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4734% 2/14/43 (g)(h)	2,054,820	60,348
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,100,000	4,500,238
Series 2006-5 Class A2, 5.317% 9/10/47	3,558,655	3,580,534
Series 2007-3 Class A3, 5.7966% 6/10/49 (g)	8,000,000	8,068,216
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3323% 8/15/29 (d)(g)	15,960,000	15,982,312
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0289% 12/25/33 (d)(g)	29,296	21,397
Series 2005-3A:
Class A2, 0.5789% 11/25/35 (d)(g)	191,519	161,358
Class M2, 0.6689% 11/25/35 (d)(g)	41,769	28,953
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.6889% 11/25/35 (d)(g)	$ 37,438	$ 25,526
Class M4, 0.7789% 11/25/35 (d)(g)	46,720	29,381
Series 2005-4A:
Class A2, 0.5689% 1/25/36 (d)(g)	695,019	572,991
Class B1, 1.5789% 1/25/36 (d)(g)	56,591	12,003
Class M1, 0.6289% 1/25/36 (d)(g)	224,331	124,962
Class M2, 0.6489% 1/25/36 (d)(g)	67,096	35,226
Class M3, 0.6789% 1/25/36 (d)(g)	98,272	50,557
Class M4, 0.7889% 1/25/36 (d)(g)	51,169	24,799
Class M5, 0.8289% 1/25/36 (d)(g)	51,169	18,064
Class M6, 0.8789% 1/25/36 (d)(g)	54,558	16,368
Series 2006-1:
Class A2, 0.5389% 4/25/36 (d)(g)	107,813	88,579
Class M6, 0.8189% 4/25/36 (d)(g)	36,290	16,312
Series 2006-2A:
Class M1, 0.4889% 7/25/36 (d)(g)	101,455	61,633
Class M2, 0.5089% 7/25/36 (d)(g)	71,505	42,096
Class M3, 0.5289% 7/25/36 (d)(g)	56,156	25,968
Class M4, 0.5989% 7/25/36 (d)(g)	37,812	16,273
Class M5, 0.6489% 7/25/36 (d)(g)	46,422	16,722
Series 2006-3A Class M4, 0.6089% 10/25/36 (d)(g)	64,144	9,717
Series 2006-4A:
Class A2, 0.4489% 12/25/36 (d)(g)	1,618,923	1,149,840
Class M1, 0.4689% 12/25/36 (d)(g)	116,908	64,870
Class M2, 0.4889% 12/25/36 (d)(g)	74,211	20,677
Class M3, 0.5189% 12/25/36 (d)(g)	75,228	15,686
Series 2007-1 Class A2, 0.4489% 3/25/37 (d)(g)	304,946	205,902
Series 2007-2A:
Class A1, 0.4489% 7/25/37 (d)(g)	1,232,457	958,418
Class A2, 0.4989% 7/25/37 (d)(g)	1,154,520	603,895
Class M1, 0.5489% 7/25/37 (d)(g)	386,381	106,233
Class M2, 0.5889% 7/25/37 (d)(g)	148,608	25,368
Class M3, 0.6689% 7/25/37 (d)(g)	148,608	14,955
Class M4, 0.8289% 7/25/37 (d)(g)	425,350	15,893
Class M5, 0.9289% 7/25/37 (d)(g)	104,387	2,839
Series 2007-3:
Class A2, 0.4689% 7/25/37 (d)(g)	422,332	278,057
Class M1, 0.4889% 7/25/37 (d)(g)	221,015	104,578
Class M2, 0.5189% 7/25/37 (d)(g)	234,469	68,273
Class M3, 0.5489% 7/25/37 (d)(g)	383,894	88,527
Class M4, 0.6789% 7/25/37 (d)(g)	602,027	122,070
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M5, 0.7789% 7/25/37 (d)(g)	$ 302,215	$ 43,501
Class M6, 0.9789% 7/25/37 (d)(g)	189,819	23,064
Series 2007-4A:
Class M1, 1.1289% 9/25/37 (d)(g)	109,614	10,195
Class M2, 1.2289% 9/25/37 (d)(g)	109,614	8,436
Class M4, 1.7789% 9/25/37 (d)(g)	22,752	1,112
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4323% 3/15/22 (d)(g)	271,000	257,466
Class E, 0.4823% 3/15/22 (d)(g)	1,409,000	1,310,460
Class F, 0.5323% 3/15/22 (d)(g)	864,000	786,299
Class G, 0.5823% 3/15/22 (d)(g)	222,000	197,596
Class H, 0.7323% 3/15/22 (d)(g)	271,000	235,113
Class J, 0.8823% 3/15/22 (d)(g)	271,000	229,017
Series 2006-T24 Class A4, 5.537% 10/12/41	4,394,000	4,838,901
C-BASS Trust floater Series 2006-SC1 Class A, 0.4489% 5/25/36 (d)(g)	353,081	330,931
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3223% 4/15/22 (d)(g)	103,697	103,061
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	6,500,000	7,128,882
Series 2007-CD4 Class A4, 5.322% 12/11/49	9,759,000	10,788,048
COMM pass-thru certificates floater Series 2005-F10A Class J, 1.0323% 4/15/17 (d)(g)	82,852	79,042
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,731,000	35,725,428
Series 2007-C3 Class A4, 5.8719% 6/15/39 (g)	20,425,323	22,472,716
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	11,168,100
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3323% 2/15/22 (d)(g)	4,655,000	4,565,619
Class C:
0.3523% 2/15/22 (d)(g)	1,212,000	1,176,448
0.4523% 2/15/22 (d)(g)	433,000	414,175
Class F, 0.5023% 2/15/22 (d)(g)	866,000	825,760
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,391,240
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3721% 11/5/21 (d)(g)	4,685,000	4,618,272
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 18,507,000	$ 20,477,255
Series 2006-GG7 Class A4, 6.0564% 7/10/38 (g)	9,957,190	10,947,294
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 2.2018% 3/6/20 (d)(g)	4,485,000	4,496,172
Class H, 3.3004% 3/6/20 (d)(g)	480,000	481,820
Class J, 4.0852% 3/6/20 (d)(g)	690,000	692,183
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class D, 0.4123% 11/15/18 (d)(g)	72,288	68,963
Class E, 0.4623% 11/15/18 (d)(g)	108,766	103,601
Class F, 0.5123% 11/15/18 (d)(g)	163,317	155,152
Class G, 0.5423% 11/15/18 (d)(g)	141,898	134,450
Class H, 0.6823% 11/15/18 (d)(g)	108,791	101,992
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (g)	350,604	354,653
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,222,834
Series 2007-CB19 Class A4, 5.9% 2/12/49 (g)	25,230,000	28,164,930
Series 2007-LD11 Class A4, 6.0029% 6/15/49 (g)	87,242,206	98,125,584
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	7,461,000	8,261,923
Series 2007-C7 Class A3, 5.866% 9/15/45	16,083,682	17,995,227
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5423% 9/15/21 (d)(g)	226,753	226,476
Class H, 0.5823% 9/15/21 (d)(g)	378,549	355,504
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,100,160	1,107,073
Series 2007-C1 Class A4, 6.0446% 6/12/50 (g)	4,610,000	5,167,925
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	2,600,000	2,838,035
Series 2007-5 Class A4, 5.378% 8/12/48	28,275,000	31,005,093
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	12,218,679
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	1,113,000	1,242,808
Series 2007-7 Class B, 5.928% 6/12/50 (g)	1,365,000	91,770
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.371% 10/15/20 (d)(g)	$ 434,000	$ 419,583
Class E, 0.431% 10/15/20 (d)(g)	542,000	513,155
Class F, 0.481% 10/15/20 (d)(g)	326,000	305,390
Class G, 0.521% 10/15/20 (d)(g)	402,000	374,415
Class H, 0.611% 10/15/20 (d)(g)	253,000	222,989
Class J, 0.761% 10/15/20 (d)(g)	146,169	57,208
Series 2006-T23 Class A3, 5.9836% 8/12/41 (g)	2,485,000	2,494,319
Series 2007-HQ12 Class A4, 5.7604% 4/12/49 (g)	4,350,000	4,442,377
Series 2007-IQ14 Class B, 5.9117% 4/15/49 (g)	3,845,000	711,133
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,807,038
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5202% 9/15/21 (d)(g)	985,819	936,528
Class G, 0.5402% 9/15/21 (d)(g)	1,156,000	1,086,640
Class J, 0.7802% 9/15/21 (d)(g)	257,000	218,450
Series 2007-WHL8 Class F, 0.6623% 6/15/20 (d)(g)	1,931,000	1,715,481
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	74,845	74,832
Series 2007-C30 Class A5, 5.342% 12/15/43	42,230,182	46,682,176
Series 2007-C31:
Class A4, 5.509% 4/15/47	33,110,000	36,239,921
Class A5, 5.5% 4/15/47	8,260,000	9,188,044
Series 2007-C32 Class A3, 5.9203% 6/15/49 (g)	44,209,000	49,671,168
Series 2007-C33 Class A4, 6.1227% 2/15/51 (g)	35,052,000	38,735,580
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,191,520
Series 2007-C31 Class C, 5.8596% 4/15/47 (g)	4,335,000	3,047,912
Series 2007-C31A Class A2, 5.421% 4/15/47	1,355,814	1,357,388
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $624,874,704)		622,696,139
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,400,000	1,418,830
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,428,693
7.3% 10/1/39	9,490,000	11,942,880
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,765,000	$ 8,585,191
7.55% 4/1/39	7,635,000	9,936,953
7.6% 11/1/40	24,895,000	32,788,209
7.625% 3/1/40	2,235,000	2,922,195
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,575,000	1,700,953
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	16,550,000	14,673,727
Series 2010-1, 6.63% 2/1/35	3,785,000	3,766,340
Series 2010-3:
6.725% 4/1/35	5,945,000	5,970,266
7.35% 7/1/35	1,915,000	2,036,220
Series 2011:
5.665% 3/1/18	2,125,000	2,317,504
5.877% 3/1/19	3,545,000	3,803,679
TOTAL MUNICIPAL SECURITIES (Cost $107,092,325)		103,291,640
Foreign Government and Government Agency Obligations - 0.8%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	7,090,000	7,111,270
5.75% 9/26/23 (d)	6,488,000	6,488,000
Russian Federation 4.875% 9/16/23 (d)	6,000,000	6,135,000
United Mexican States:
4% 10/2/23	15,734,000	15,635,663
4.75% 3/8/44	20,564,000	18,559,011
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $54,182,322)		53,928,944
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $566,794)	556,000	582,891
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $322,275,047)	322,275,047	$ 322,275,047
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $7,141,875,904)		7,173,302,558
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(267,149,731)
NET ASSETS - 100%		$ 6,906,152,827
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 10/1/43	$ (11,200,000)	(10,417,751)
3% 10/1/28	(9,900,000)	(10,249,594)
3% 10/1/43	(176,200,000)	(172,249,261)
3% 10/1/43	(6,900,000)	(6,745,289)
3% 10/1/43	(14,700,000)	(14,370,398)
3.5% 10/1/43	(29,400,000)	(29,951,250)
3.5% 10/1/43	(13,800,000)	(14,058,750)
4% 10/1/43	(4,900,000)	(5,139,874)
4.5% 10/1/43	(7,600,000)	(8,118,297)
5% 10/1/43	(7,500,000)	(8,134,513)
TOTAL FANNIE MAE		(279,434,977)
Freddie Mac
3% 10/1/43	(30,600,000)	(29,799,140)
Ginnie Mae
3.5% 10/1/43	(17,400,000)	(17,881,220)
4% 10/1/43	(18,600,000)	(19,608,469)
TOTAL GINNIE MAE		(37,489,689)
TOTAL TBA SALE COMMITMENTS (Proceeds $343,107,020)		$ (346,723,806)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ 27,201	$ (353,635)	$ (326,434)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	26,371	(271,202)	(244,831)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	182,291	(588,804)	(406,513)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	182,291	(505,188)	(322,897)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(319,340)	58,007	(261,333)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(319,412)	153,015	(166,397)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	(28,918)	(100,754)	(129,672)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	(25,517)	(200,754)	(226,271)
TOTAL BUY PROTECTION						(275,033)	(1,809,315)	(2,084,348)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,942,325	(1,836,266)	0	(1,836,266)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	543,851	(514,155)	0	(514,155)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,553,860	(1,469,013)	0	(1,469,013)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	323,721	(306,044)	0	(306,044)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,761,042	(1,664,881)	0	(1,664,881)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	595,646	(563,122)	0	(563,122)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	984,112	(930,375)	0	(930,375)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	8,098	(3,981)	0	(3,981)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 173,429	$ (89,686)	$ 0	$ (89,686)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	152,247	(50,868)	0	(50,868)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	195,696	(122,238)	0	(122,238)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	182,544	(69,182)	0	(69,182)
TOTAL SELL PROTECTION						(7,619,811)	0	(7,619,811)
TOTAL CREDIT DEFAULT SWAPS						$ (7,894,844)	$ (1,809,315)	$ (9,704,159)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $234,468,277 or 3.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC). At period end, the value of securities pledged amounted to $11,958,432.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544,883
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,979,101,688	$ -	$ 1,979,101,688	$ -
U.S. Government and Government Agency Obligations	2,026,338,817	-	2,026,338,817	-
U.S. Government Agency - Mortgage Securities	1,751,275,565	-	1,751,275,565	-
Asset-Backed Securities	15,844,047	-	11,485,330	4,358,717
Collateralized Mortgage Obligations	297,967,780	-	297,758,537	209,243
Commercial Mortgage Securities	622,696,139	-	620,889,101	1,807,038
Municipal Securities	103,291,640	-	103,291,640	-
Foreign Government and Government Agency Obligations	53,928,944	-	53,928,944	-
Bank Notes	582,891	-	582,891	-
Money Market Funds	322,275,047	322,275,047	-	-
Total Investments in Securities:	$ 7,173,302,558	$ 322,275,047	$ 6,844,652,513	$ 6,374,998
Derivative Instruments:
Assets
Swaps	$ 418,154	$ -	$ 418,154	$ -
Liabilities
Swaps	$ (8,312,998)	$ -	$ (8,312,998)	$ -
Total Derivative Instruments:	$ (7,894,844)	$ -	$ (7,894,844)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (346,723,806)	$ -	$ (346,723,806)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ 418,154	$ (8,312,998)
Total Value of Derivatives	$ 418,154	$ (8,312,998)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,819,600,857)	$ 6,851,027,511
Fidelity Central Funds (cost $322,275,047)	322,275,047
Total Investments (cost $7,141,875,904)		$ 7,173,302,558
Cash		122,559
Receivable for investments sold, regular delivery		37,938,712
Receivable for TBA sale commitments		343,107,020
Receivable for swaps		2,912
Receivable for fund shares sold		646,036
Interest receivable		36,690,947
Distributions receivable from Fidelity Central Funds		49,802
Bi-lateral OTC swaps, at value		418,154
Other receivables		1,213
Total assets		7,592,279,913

Liabilities
Payable for investments purchased Regular delivery	$ 57,362,174
Delayed delivery	267,093,210
TBA sale commitments, at value	346,723,806
Payable for swaps	855,694
Payable for fund shares redeemed	5,751,036
Distributions payable	116
Bi-lateral OTC swaps, at value	8,312,998
Other payables and accrued expenses	28,052
Total liabilities		686,127,086

Net Assets		$ 6,906,152,827
Net Assets consist of:
Paid in capital		$ 6,888,047,117
Net unrealized appreciation (depreciation) on investments		18,105,710
Net Assets, for 65,542,320 shares outstanding		$ 6,906,152,827
Net Asset Value, offering price and redemption price per share ($6,906,152,827 ÷ 65,542,320 shares)		$ 105.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 146,058,147
Income from Fidelity Central Funds		544,883
Total income		146,603,030

Expenses
Custodian fees and expenses	$ 104,633
Independent directors' compensation	22,451
Total expenses before reductions	127,084
Expense reductions	(25,759)	101,325
Net investment income (loss)		146,501,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(47,428,407)
Futures contracts	(1,518,887)
Swaps	(11,142,776)
Total net realized gain (loss)		(60,090,070)
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,698,635)
Swaps	8,332,870
Delayed delivery commitments	(2,631,097)
Total change in net unrealized appreciation (depreciation)		(153,996,862)
Net gain (loss)		(214,086,932)
Net increase (decrease) in net assets resulting from operations		$ (67,585,227)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,501,705	$ 151,795,194
Net realized gain (loss)	(60,090,070)	178,393,920
Change in net unrealized appreciation (depreciation)	(153,996,862)	43,800,464
Net increase (decrease) in net assets resulting from operations	(67,585,227)	373,989,578
Distributions to partners from net investment income	(142,339,751)	(151,015,679)
Affiliated share transactions Proceeds from sales of shares	1,835,620,220	1,202,772,193
Reinvestment of distributions	142,338,497	150,995,244
Cost of shares redeemed	(830,462,847)	(689,424,634)
Net increase (decrease) in net assets resulting from share transactions	1,147,495,870	664,342,803
Total increase (decrease) in net assets	937,570,892	887,316,702

Net Assets
Beginning of period	5,968,581,935	5,081,265,233
End of period	$ 6,906,152,827	$ 5,968,581,935
Other Affiliated Information Shares
Sold	17,219,211	11,326,689
Issued in reinvestment of distributions	1,326,628	1,416,103
Redeemed	(7,692,559)	(6,521,300)
Net increase (decrease)	10,853,280	6,221,492

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 109.14	$ 104.84	$ 101.49	$ 94.59	$ 89.79
Income from Investment Operations
Net investment income (loss) B	2.588	2.994	3.367	3.768	4.670
Net realized and unrealized gain (loss)	(3.850)	4.299	3.177	6.758	4.770
Total from investment operations	(1.262)	7.293	6.544	10.526	9.440
Distributions to partners from net investment income	(2.508)	(2.993)	(3.194)	(3.626)	(4.640)
Net asset value, end of period	$ 105.37	$ 109.14	$ 104.84	$ 101.49	$ 94.59
Total Return A	(1.18)%	7.06%	6.58%	11.34%	11.07%
Ratios to Average Net Assets C, F
Expenses before reductions	-% E	-% E	-% E	-% E	.02%
Expenses net of fee waivers, if any	-% E	-% E	-% E	-% E	.02%
Expenses net of all reductions	-% E	-% E	-% E	-% E	.02%
Net investment income (loss)	2.41%	2.81%	3.30%	3.86%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,906,153	$ 5,968,582	$ 5,081,265	$ 4,519,180	$ 4,399,228
Portfolio turnover rate D	321%	344%	424%	230%	177%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. In November 2013, the Board of Trustees approved a change in the name of Fidelity Tactical Income Central Fund to Fidelity Investment Grade Bond Central Fund, effective November 29, 2013. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as

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3. Significant Accounting Policies - continued

Investment Valuation - continued

interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,230,264
Gross unrealized depreciation	(51,545,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,684,539

Tax Cost	$ 7,138,618,019

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (11,142,776)	$ 8,332,870
Interest Rate Risk
Futures Contracts	(1,518,887)	-

Totals (a)	$ (12,661,663)	$ 8,332,870

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Annual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,428,425,617 and $307,287,158, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $123,104.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $22,451.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,308.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2013

Annual Report

Directors and Officers (Trustees and
Officers)

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FIMM and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2013, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Tactical Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$48,000	$-	$7,300	$500
Fidelity Tactical Income Central Fund	$163,000	$-	$8,700	$500

September 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$33,000	$-	$7,200	$200
Fidelity Tactical Income Central Fund	$154,000	$-	$8,600	$400

A Amounts may reflect rounding.

B Fidelity Inflation-Protected Bond Index Central Fund commenced operations on February 22, 2012.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2013A	September 30, 2012A,B
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$705,000	$1,130,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Inflation-Protected Bond Index Central Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2013A	September 30, 2012 A,B
Deloitte Entities	$1,945,000	$1,800,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Inflation-Protected Bond Index Central Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2013